Taxes Payable	12 Months Ended
Dec. 31, 2014
Taxes Payable [Abstract]
Taxes Payable
22.	Taxes Payable

Taxes payable consisted of the following:

	December 31,	December 31,
	2014	2013
Income tax payable (recoverable)	-	(802,225)
Value-added tax payable	415,706	1,855,316
Business tax payable	1,238,219	1,481,327
Individual income tax payable	32,243	12,779
Other taxes payable	341,357	459,055
Total	$2,027,525	$3,006,252

The amount others includes various taxes and surcharges charged from local Tax Bureau.